SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 3,419,228	$ 3,411,703	$ 3,303,434
Less: Accumulated amortization	(1,344,598)	(1,129,913)	(274,944)
Total	2,074,630	2,281,790	3,028,490
Distribution Channel [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,396,880	3,389,404	3,299,329
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 22,348	$ 22,299	$ 4,105